                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: ________________

     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Venture Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-13588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Krupka
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


   /s/ Michael Krupka                Boston, MA                         8/15/11
---------------------------         ------------                       ---------
      [Signature]                   [City, State]                        [Date]

* The report on Form 13F for the period ended June 30, 2011 for Bain Capital Venture Integral Investors, LLC ("Venture Integral") is being filed by Bain Capital Venture Investors, LLC, which is the administrative member of Venture Integral.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:             5
Form 13F Information Table Value Total:       431,609
                                           (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name
     ---   --------------------   ---------------------------------------------
      1    28-13589               Bain Capital Venture Integral Investors, LLC

                       BAIN CAPITAL VENTURE INVESTORS, LLC
                    FORM 13F INFORMATION TABLE AS OF 6/30/11

                                                                                                   VOTING
                     TITLE OF                            VALUE       OTHER       INVESTMENT       AUTHORITY
NAME OF ISSUER        CLASS          CUSIP     SHARES   (X$1000)    MANAGERS     DISCRETION  SOLE  SHARED  NONE
-----------------  --------------  ---------  --------  -------  --------------  ----------  ----  ------  ----
NANOSPHERE INC     COM             63009F105   1791601    3,243                     Sole     X
SOLARWINDS INC     COM             83416B109   3297520   86,197                     Sole     X
VONAGE HLDGS CORP  COM             92886T201   1747634    7,707                     Sole     X
TENGION INC        COM             88034G109    541442      650                     Sole     X
LINKEDIN CORP      COM CL A        53578A108   3705318  333,812                     Sole     X